BofA FUNDS SERIES TRUST

Registration Nos. 333-163352; 811-22357

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of BofA Funds Series Trust (the “Trust”) that the form of prospectuses and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 1 under the 1933 Act and Amendment No. 1 under the 1940 Act, the text of which was filed electronically on December 29, 2009.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 30th day of December, 2009.

BofA FUNDS SERIES TRUST

/s/ Peter T. Fariel
Peter T. Fariel Assistant Secretary